Property and Equipment, Net - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 792	$ 636	$ 247
Less: accumulated depreciation and amortization	(296)	(209)	(121)
Property and equipment, net	496	427	126
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	515	448	152
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	144	55	24
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 133	$ 133	$ 71